Class A Ordinary Shares Subject to Possible Redemption - Summary Of Ordinary shares Issued Recognized in Class A Ordinary Shares Subject To Possible Redemption (FY) (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Gross Proceeds			$ 483,000,000
Offering costs allocated to Class A shares subject to possible redemption			(26,406,165)
Proceeds allocated to Public Warrants at issuance			(12,863,680)
Accrection on Class A ordinary shares subject to possible redemption amount			39,269,845
Increase in redemption value of Class A ordinary shares subject to possible redemption		$ 4,168,822
Class A ordinary shares subject to possible redemption	$ 6,357,780	$ 487,168,822	$ 483,000,000